Investee Companies and other investments (Schedule of Composition of Investments) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [abstract]
Investment in shares	€ 23,580	€ 19,641
Long-term loans	10,595	8,774
Deferred interest	(614)	(669)
Investment in equity accounted investee	33,561	27,746
Current Maturities of the long-term loans		415
Total investment composition	€ 33,561	€ 28,161	€ 30,820